SHARE-BASED AND OTHER COMPENSATION PROGRAMS EMPLOYEE OPTION PLANS (Details) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 AXA Shareplan 2012 [Member] Parent [Member]	Dec. 31, 2011 AXA Shareplan 2011 [Member] Parent [Member]	Dec. 31, 2010 AXA Shareplan 2010 [Member] Parent [Member]	Dec. 31, 2012 AXA Shareplan Option A 2012 [Member] Parent [Member]	Dec. 31, 2012 AXA Shareplan Option B 2012 [Member] Parent [Member]	Mar. 16, 2012 AXA Miles Program 2012 [Member] AXA Financial [Member]	Dec. 31, 2012 AXA Miles Program 2012 [Member] AXA Financial [Member]	Mar. 16, 2012 AXA Miles Program 2012 [Member] AXA Financial [Member] Four Year Cliff Vesting Term [Member]	Jul. 01, 2007 AXA Miles Program 2007 [Member] AXA Financial [Member]	Dec. 31, 2011 AXA Miles Program 2007 [Member] AXA Financial [Member]	Dec. 31, 2010 AXA Miles Program 2007 [Member] AXA Financial [Member]	Jul. 01, 2007 AXA Miles Program 2007 [Member] AXA Financial [Member] Four Year Cliff Vesting Term [Member]	Dec. 31, 2012 Stock Purchase Plan [Member] Parent [Member]	Dec. 31, 2011 Stock Purchase Plan [Member] Parent [Member]	Dec. 31, 2010 Stock Purchase Plan [Member] Parent [Member]	Dec. 31, 2010 Stock Purchase Plan [Member] AXA Financial [Member]	Dec. 31, 2012 Stock Purchase Plan [Member] AXA Financial [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Discount on AXA Ordinary Shares				20.00%	17.19%											10.00%
Discounted Price of AXA Shares				$ 12.29	$ 12.71
Stock Issued During Period, Shares, Employee Stock Ownership Plan									449,400
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 18,000,000	$ 9,000,000	$ 17,000,000				$ 537,914			$ 1,000,000	$ 2,000,000		$ 1,000,000	$ 1,000,000	$ 0
Common Stock, Capital Shares Reserved for Future Issuance	9,000,000	9,000,000	8,000,000														30,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding									$ 19,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee						50		25				50